CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	Class A Ordinary Shares Ordinary shares CNY (¥) shares	Class A Ordinary Shares CNY (¥) shares	Class B Ordinary Shares Ordinary shares CNY (¥) shares	Class B Ordinary Shares shares	Additional Paid in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Deficit CNY (¥)	USD ($)	CNY (¥)
Balances at beginning of the year (Pre-IPO) at Dec. 31, 2014		¥ 68
Balances at beginning of the year at Dec. 31, 2014						¥ 2	¥ (388)	¥ (76,609)		¥ (76,927)
Balances at beginning of the year (in shares) (Pre-IPO) at Dec. 31, 2014 | shares		110,647,199
Increase (Decrease) in Shareholders' Equity
Net (loss)/income								(310,194)		(310,194)
Share-based compensation expenses					¥ 14,488					14,488
Repurchase of vested options					(5,906)					(5,906)
Preferred shares redemption value accretion					(8,582)			(42,942)		(51,524)
Appropriation to statutory reserves						101		(101)
Foreign currency translation adjustments, net of nil tax							15,422			15,422
Balances at end of the year (Pre-IPO) at Dec. 31, 2015		¥ 68
Balances at end of the year at Dec. 31, 2015						103	15,034	(429,846)		(414,641)
Balances at end of the year (in shares) (Pre-IPO) at Dec. 31, 2015 | shares		110,647,199
Increase (Decrease) in Shareholders' Equity
Net (loss)/income								(117,939)		(117,939)
Share-based compensation expenses					23,999					23,999
Preferred shares redemption value accretion					(23,999)			(38,300)		(62,299)
Deemed dividend to a preferred shareholder								(42,679)		(42,679)
Appropriation to statutory reserves						1,900		(1,900)
Foreign currency translation adjustments, net of nil tax							1,908			1,908
Balances at end of the year (Pre-IPO) at Dec. 31, 2016		¥ 68
Balances at end of the year at Dec. 31, 2016						2,003	16,942	(630,664)		(611,651)
Balances at end of the year (in shares) (Pre-IPO) at Dec. 31, 2016 | shares		110,647,199
Balances at end of the year (in shares) at Dec. 31, 2016 | shares		0		0
Increase (Decrease) in Shareholders' Equity
Net (loss)/income								240,352	$ 36,943	240,352
Share issuance upon the initial public offering, net of issuance costs	¥ 16				612,835					612,851
Share issuance upon the initial public offering, net of issuance costs (in shares) | shares	24,000,000
Share issuance upon the conversion and redesignation of Pre-IPO Preferred Shares into class A Ordinary Shares	¥ 126				1,498,122				230,277	1,498,248
Share issuance upon the conversion and redesignation of Pre-IPO Preferred Shares into class A Ordinary Shares (in shares) | shares	193,070,940
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class B Ordinary Shares | Pre-IPO		¥ (68)
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class B Ordinary Shares			¥ 68
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class B Ordinary Shares (in shares) | Pre-IPO | shares		(110,647,199)
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class B Ordinary Shares (in shares) | shares			110,647,199
Share-based compensation expenses					75,736					75,736
Preferred shares redemption value accretion					(75,736)			(6,381)		(82,117)
Appropriation to statutory reserves						53,858		(53,858)
Foreign currency translation adjustments, net of nil tax							(31,893)		(4,902)	(31,893)
Balances at end of the year at Dec. 31, 2017	¥ 142		¥ 68		¥ 2,110,957	¥ 55,861	¥ (14,951)	¥ (450,551)	$ 261,520	¥ 1,701,526
Balances at end of the year (in shares) at Dec. 31, 2017 | shares	217,070,940	217,070,940	110,647,199	110,647,199